UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
April 30, 2007

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests – 143.8% (93.1% of Total Investments) (2)

	Aerospace & Defense – 1.6% (1.0% of Total Investments)

$5,043	Mid-Western Aircraft Systems Inc., Term Loan B	7.105%	12/31/11	BB+	$5,070,885
2,300	Transdigm Inc., Term Loan B	7.348%	6/23/13	Ba3	2,316,388
2,403	Vought Aircraft Industries, Inc., Term Loan	7.830%	12/22/11	Ba2	2,423,589
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.822%	12/22/10	Ba2	549,545

10,291	Total Aerospace & Defense				10,360,407

	Airlines – 2.5% (1.6% of Total Investments)

8,000	Northwest Airlines Inc., Term Loan	7.320%	7/19/08	BBB-	8,037,504
8,700	United Air Lines Inc., Delayed Draw, Term Loan	7.375%	2/01/14	B+	8,713,594

16,700	Total Airlines				16,751,098

	Auto Components – 4.3% (2.8% of Total Investments)

3,000	Delphi Automotive Systems Corporation, DIP Term Loan	8.125%	12/31/07	BBB-	3,013,763
17,662	Federal-Mogul Corporation, Term Loan A, (6)	7.570%	2/24/04	N/R	17,601,287
2,000	Federal-Mogul Corporation, Term Loan B, (6)	7.820%	2/24/05	N/R	1,994,792
6,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	7.100%	4/30/14	Ba2	6,030,945

28,662	Total Auto Components				28,640,787

	Beverages – 0.3% (0.1% of Total Investments)

2,083	Constellation Brands, Inc., Term Loan	6.875%	6/05/13	BB-	2,091,580

	Building Products – 8.0% (5.2% of Total Investments)

1,768	Atrium Companies Inc., Term Loan	8.518%	5/31/12	B1	1,761,862
5,000	Building Materials Corporation of America, Second Lien Term Loan	11.125%	9/15/14	B	4,958,333
8,978	Building Materials Corporation of America, Term Loan	8.188%	2/22/14	BB-	8,939,346
14,625	Nortek, Inc., Term Loan B	7.365%	8/27/11	Ba2	14,687,156
4,412	PP Acquisition Corporation, Term Loan	8.320%	11/12/11	Ba3	4,433,836
7,344	Stile Acquisition Corporation, Canadian Term Loan	7.350%	4/05/13	BB-	7,198,019
7,356	Stile Acquisition Corporation, Term Loan B	7.350%	4/05/13	BB-	7,210,281
3,980	TFS Acquisition, Term Loan	8.850%	8/11/13	B+	4,009,850

53,463	Total Building Products				53,198,683

	Capital Markets – 1.1% (0.7% of Total Investments)

2,773	Ameritrade Holdings Corporation, Term Loan B	6.820%	12/31/12	Ba1	2,781,886
4,643	BNY Convergex Group LLC, Term Loan	8.350%	10/02/13	B+	4,686,964

7,416	Total Capital Markets				7,468,850

	Chemicals – 9.8% (6.4% of Total Investments)

5,600	Celanese Holdings, LLC, Term Loan C	7.099%	4/02/14	BB-	5,635,876
1,400	Celanese Holdings, LLC, Credit-Linked Deposit	5.320%	4/02/14	BB-	1,408,969
1,882	Foamex LP, Term Loan	7.597%	2/12/13	B1	1,888,628
820	Headwaters Inc., First Lien Term Loan	7.360%	4/30/11	BB-	822,363
11,507	Hercules Inc., Term Loan B	6.820%	10/08/10	Baa3	11,531,671
4,892	Hexion Specialty Chemicals, Inc., Term Loan C1	7.875%	5/05/13	Ba3	4,933,352
1,063	Hexion Specialty Chemicals, Inc., Term Loan C2	7.875%	5/05/13	Ba3	1,071,664
8,150	Huntsman International LLC, Term Loan	7.070%	8/16/12	Ba1	8,177,088
3,960	Ineos Group Holdings PLC, Term Loan B	7.580%	12/06/13	Ba2	4,009,500
3,960	Ineos Group Holdings PLC, Term Loan C	8.080%	12/16/14	Ba2	4,009,500
461	JohnsonDiversey Inc., Term Loan	7.860%	12/16/11	Ba2	466,903
1,470	Lucite International, Term Loan B-1	8.070%	7/07/13	Ba3	1,488,182
519	Lucite International, Term Loan B-2, (5)	3.108%	7/07/13	Ba3	140,840
6,965	Lyondell Citgo Refining LP, Term Loan	6.860%	8/16/13	BB	6,995,691
12,740	Rockwood Specialties Group, Inc., Term Loan E	7.355%	7/30/12	Ba2	12,858,648

65,389	Total Chemicals				65,438,875

	Commercial Services & Supplies – 4.8% (3.1% of Total Investments)

4,278	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	BB	4,303,233
9,646	Allied Waste North America, Inc., Term Loan B	7.097%	1/15/12	BB	9,699,041
4,606	Aramark Corporation, Term Loan	7.475%	1/26/14	Ba3	4,633,402
329	Aramark, Letter of Credit	7.475%	1/26/14	Ba3	331,134
998	NCO Group Inc., Term Loan	8.355%	5/15/13	Ba3	1,005,293
3,000	Rental Services Corporation, Term Loan	8.857%	11/30/13	B-	3,051,000
5,500	Williams Scotsman, Inc., Term Loan B	6.820%	6/28/10	BB	5,498,281
1,362	Workflow Management, Inc., Term Loan	9.355%	11/30/11	BB-	1,360,876
1,800	Xerium Technologies Inc. Term Loan B	8.100%	5/18/12	B+	1,804,284

31,519	Total Commercial Services & Supplies				31,686,544

	Communications Equipment – 1.0% (0.6% of Total Investments)

2,985	Aspect Software, Term Loan B	8.375%	7/11/11	Ba3	3,016,093
1,990	IPC Acquisition Corporation, First Lien Term Loan	7.850%	9/29/14	B1	2,009,485
427	Valassis Communications, Inc., Delayed Draw, Term Loan, (5) (7)	1.000%	3/02/14	Ba2	(267)
1,573	Valassis Communications, Inc., Term Loan B	7.100%	3/02/14	Ba2	1,576,939

6,975	Total Communications Equipment				6,602,250

	Consumer Finance – 0.5% (0.3% of Total Investments)

2,981	Peach Holdings Inc., Term Loan	9.100%	11/30/13	B	3,007,336

	Containers & Packaging – 4.9% (3.2% of Total Investments)

1,980	Amscan Holdings Inc., Term Loan B	8.385%	4/30/12	Ba3	1,997,945
1,143	Bluegrass Container Company LLC, Delayed Draw, First Lien Term Loan	7.589%	6/30/13	BB-	1,156,961
3,820	Bluegrass Container Company, LLC, Term Loan B	7.591%	6/30/13	BB-	3,866,685
19,601	Graham Packaging Company, L.P., Term Loan B	7.625%	2/14/10	B1	19,743,590
699	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.748%	11/01/11	Ba2	704,714
2,762	Smurfit-Stone Container Corporation, Term Loan B	7.531%	11/01/11	Ba2	2,785,558
1,679	Smurfit-Stone Container Corporation, Term Loan C	7.546%	11/01/11	Ba2	1,693,912
527	Smurfit-Stone Container Corporation, Tranche C-1	7.375%	11/01/11	Ba2	531,588

32,211	Total Containers & Packaging				32,480,953

	Diversified Consumer Services – 1.7% (1.1% of Total Investments)

2,992	Riverdeep Group Limited, Term Loan	8.100%	12/20/13	B1	3,015,693
8,112	West Corporation, Term Loan	7.750%	10/24/13	B+	8,179,751

11,104	Total Diversified Consumer Services				11,195,444

	Diversified Financial Services – 0.8% (0.5% of Total Investments)

3,400	NASDAQ Stock Market, Inc., Term Loan B	7.070%	12/01/11	BB+	3,411,809
1,971	NASDAQ Stock Market, Inc., Term Loan C	7.070%	4/18/12	BB+	1,977,746

5,371	Total Diversified Financial Services				5,389,555

	Diversified Telecommunication Services – 5.5% (3.6% of Total Investments)

6,000	Cequel Communications LLC., Term Loan B	7.349%	11/05/13	B+	6,000,750
1,000	Choice One Communications, Term Loan B	9.375%	6/27/12	Ba3	1,015,000
1,000	Choice One Communications, Term Loan B	8.875%	6/30/12	B1	1,015,000
6,000	Crown Castle International Corporation, Term Loan	6.893%	1/26/14	BB+	6,018,048
3,930	Intelsat Corporation, Term Loan	7.349%	7/01/13	Ba2	3,962,183
6,800	Level 3 Communications Incorporated, Term Loan	7.605%	3/13/14	B1	6,830,814
5,965	MetroPCS Inc., Term Loan	7.625%	11/03/13	B1	6,010,496
5,500	Qwest Corporation, Term Loan B	6.950%	6/30/10	BB	5,666,147

36,195	Total Diversified Telecommunication Services				36,518,438

	Electric Utilities – 3.0% (1.9% of Total Investments)

17,778	Calpine Corporation, DIP Term Loan	7.590%	3/29/09	N/R	17,890,738
2,222	Calpine Corporation, DIP Revolver, (5) (7)	0.250%	3/29/09	N/R	(33,333)
188	MACH Gen LLC, Synthetic Letter of Credit	7.350%	2/22/13	B	187,764
1,808	MACH Gen LLC, Term Loan	7.360%	2/22/14	B	1,809,777

21,996	Total Electric Utilities				19,854,946

	Electrical Equipment – 0.9% (0.6% of Total Investments)

6,017	Mueller Group, Inc., Term Loan	7.348%	10/03/12	BB-	6,063,388

	Electronic Equipment & Instruments – 1.7% (1.1% of Total Investments)

10,000	Sanmina-SCI Corporation, Term Loan	8.375%	7/31/08	Ba3	10,052,085
993	Sensata Technologies B.V., Term Loan	7.105%	4/27/13	BB-	993,149

10,993	Total Electronic Equipment & Instruments				11,045,234

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

573	Petroleum Geo-Services, Term Loan	7.600%	12/15/12	BB-	577,821

	Food & Staples Retailing – 2.3% (1.5% of Total Investments)

10,997	Jean Coutu Group, Inc., Term Loan B	7.875%	7/30/11	BB-	11,022,960
3,930	Supervalu, Term Loan B	6.840%	6/02/12	BB-	3,950,766

14,927	Total Food & Staples Retailing				14,973,726

	Food Products – 0.7% (0.5% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	7.356%	4/12/13	Ba3	465,181
1,036	Dole Foods Company Inc., Term Loan B	7.541%	4/12/13	Ba3	1,036,191
3,453	Dole Foods Company Inc., Term Loan C	7.456%	4/12/13	Ba3	3,453,968

4,954	Total Food Products				4,955,340

	Gas Utilities – 0.2% (0.1% of Total Investments)

1,000	Energy Transfer Partners LP, Term Loan	7.080%	2/08/12	BBB-	1,007,679

	Health Care Equipment & Supplies – 0.4% (0.3% of Total Investments)

2,802	Kinetic Concepts Inc., Term Loan B-1	6.850%	8/11/10	Ba1	2,807,701

	Health Care Providers & Services – 10.7% (6.9% of Total Investments)

9,745	Davita Inc., Term Loan B	6.842%	10/05/12	Ba1	9,785,054
10,973	HCA, Inc., Term Loan	7.600%	11/17/13	BB	11,100,011
10,000	Health Management Associates, Term Loan	7.100%	2/28/14	Ba2	10,051,040
3,970	HealthSouth Corporation, Term Loan	7.847%	3/10/13	B+	4,002,256
3,246	IASIS Healthcare, LLC, Delayed Draw Term Loan, WI/DD	TBD	TBD	Ba2	3,258,666
866	IASIS Healthcare, LLC, Letter of Credit, WI/DD	TBD	TBD	Ba2	868,978
9,501	IASIS Healthcare, LLC, Term Loan, WI/DD	TBD	TBD	Ba2	9,537,029
1,995	Invacare Corporation, Term Loan B	7.600%	2/12/13	Ba2	2,007,469
3,940	LifeCare Holdings Inc., Term Loan B	7.600%	8/01/12	B1	3,913,405
1,010	LifePoint Hospitals Holdings, Inc., Term Loan B	6.985%	4/15/14	BB-	1,008,910
2,940	Select Medical Corporation, Term Loan	7.349%	2/24/12	Ba2	2,935,156
12,740	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.600%	9/23/11	Ba3	12,837,919

70,926	Total Health Care Providers & Services				71,305,893

	Health Care Technology – 0.3% (0.2% of Total Investments)

1,982	Emdeon Business Services Term Loan	7.600%	11/16/13	B+	1,992,902

	Hotels, Restaurants & Leisure – 11.6% (7.5% of Total Investments)

9,350	24 Hour Fitness Worldwide, Inc., Term Loan B	7.850%	7/01/09	Ba3	9,414,698
3,149	Ameristar Casinos, Inc., Term Loan B	6.820%	11/10/12	BB+	3,151,708
5,835	Boyd Gaming Corporation, Term Loan B	6.820%	6/30/11	Ba1	5,859,361
1,293	Burger King Corporation, Term Loan B	6.875%	6/30/12	Ba2	1,297,830
778	CBRL Group, Inc., Term Loan B-1	6.860%	4/27/13	BB	779,791
122	CBRL Group, Inc., Delayed Draw, Term Loan B-2 (5) (7)	0.750%	4/27/13	BB	(51)
4,963	Cedar Fair LP, Term Loan	7.320%	8/30/12	BB-	5,015,227
964	Green Valley Ranch Gaming, Term Loan B	7.360%	2/16/14	B+	969,831
4,727	Intrawest Corporation, Term Loan	9.250%	12/31/07	N/R	4,738,363
7,875	Penn National Gaming, Inc., Term Loan B	7.114%	10/03/12	BB	7,939,048
518	Seminole Gaming, Delayed Draw, Term Loan B-1 (5)	2.844%	3/05/14	BBB-	129,879
1,749	Seminole Gaming, Delayed Draw, Term Loan B-2	6.875%	3/05/14	BBB-	1,750,081
1,733	Seminole Gaming, Delayed Draw, Term Loan B-3	6.875%	3/05/14	BBB-	1,733,877
9,968	Travelport, Term Loan	7.850%	8/23/13	Ba3	10,067,019
981	Travelport, Letter of Credit	7.850%	8/23/13	Ba3	991,145
1,965	Trump International, Term Loan B-2, (5)	2.790%	5/20/12	BB-	283,550
1,965	Trump International, Term Loan B	7.870%	5/20/12	BB-	1,981,862
9,255	Universal City Development Partners, Ltd., Term Loan	7.360%	6/09/11	Ba1	9,312,386
1,709	Venetian Casino Resort, LLC, Delayed Draw, Term Loan	7.090%	6/15/11	BB-	1,718,114
8,291	Venetian Casino Resort, LLC, Term Loan	7.090%	6/15/11	BB-	8,332,851
1,995	Worldspan LP, Term Loan	8.600%	12/07/13	Ba3	2,005,224

79,185	Total Hotels, Restaurants & Leisure				77,471,794

	Household Durables – 0.3% (0.2% of Total Investments)

1,949	Rent-A-Center Inc., Term Loan B	7.116%	6/30/12	BB	1,954,888

	Household Products – 1.7% (1.1% of Total Investments)

8,536	Prestige Brands, Inc., Term Loan B	7.634%	4/06/11	Ba3	8,589,213
2,813	Solo Cup Company, Term Loan	8.847%	2/27/11	B1	2,860,793

11,349	Total Household Products				11,450,006

	Independent Power Producers & Energy Traders – 0.4% (0.2% of Total Investments)

1,678	Covanta Energy Corporation, Term Loan B	6.875%	2/09/14	Ba2	1,680,908
822	Covanta Energy Corporation, Letter of Credit	6.775%	2/09/14	Ba2	823,793

2,500	Total Independent Power Producers & Energy Traders				2,504,701

	Insurance – 2.5% (1.6% of Total Investments)

16,732	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	16,831,264

	IT Services – 3.4% (2.2% of Total Investments)

1,365	Infor Global Solutions, Delayed Draw, Term Loan	9.100%	7/28/12	B1	1,373,100
2,615	Infor Global Solutions, Term Loan	9.100%	4/18/11	B1	2,637,660
18,567	SunGard Data Systems Inc., Term Loan B	7.360%	2/28/14	Ba3	18,748,553

22,547	Total IT Services				22,759,313

	Leisure Equipment & Products – 1.5% (1.0% of Total Investments)

10,025	Bombardier Recreational Products, Term Loan	7.860%	6/28/13	BB	10,103,644

	Machinery – 1.1% (0.7% of Total Investments)

2,567	Navistar International, Term Loan	8.610%	1/31/12	BB-	2,605,701
933	Navistar International, Synthetic Letter of Credit	8.208%	1/19/12	BB-	947,527
3,990	Oshkosh Truck Corporation, Term Loan	7.100%	12/06/13	BB	4,006,834

7,490	Total Machinery				7,560,062

	Marine – 0.6% (0.4% of Total Investments)

3,865	Horizon Lines, LLC, Term Loan B	7.600%	7/11/11	Ba2	3,888,006

	Media – 25.3% (16.4% of Total Investments)

2,000	American Media Operations, Inc., Term Loan C	8.450%	1/30/13	B1	2,014,584
4,377	Blockbuster, Inc., Term Loan B	8.631%	8/20/11	B1	4,430,218
2,935	Cablevision Systems Corporation, Incremental Term Loan	7.084%	3/29/13	BB	2,948,873
3,000	Charter Communications Operating, LLC, Term Loan	7.850%	9/06/14	B1	3,006,251
4,928	Clear Channel Entertainment, Term Loan B	8.089%	6/20/13	B+	4,952,213
3,562	Dex Media West, LLC, Term Loan B	6.852%	3/09/10	Ba1	3,567,754
7,980	Idearc Inc., Term Loan	7.350%	11/17/14	BB+	8,042,132
13,818	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.600%	4/08/12	B+	13,849,056
15,920	Neilsen Finance LLC, Term Loan B	7.610%	8/09/13	Ba3	16,077,544
1,184	Nextmedia Operating Group, Delayed Draw, Term Loan	7.320%	11/15/12	B1	1,186,224
2,670	Nextmedia Operating Inc., First Lien Term Loan	7.320%	11/15/12	B1	2,673,829
16,915	Panamsat Corporation, Term Loan	7.349%	7/03/13	BB	17,066,711
4,781	Philadelphia Newspapers, Term Loan	8.100%	6/29/13	N/R	4,809,603
6,403	Primedia Inc., Term Loan	7.570%	9/30/13	B	6,406,834
5,000	ProQuest Company, Term Loan B	8.332%	2/09/14	N/R	5,009,375
2,282	R. H. Donnelley Inc., Term Loan D-2	6.851%	6/30/11	Ba1	2,286,164
1,000	Readers Digest Association, Term Loan	7.339%	3/02/14	B1	1,002,500
10,304	Regal Cinemas Corporation, Term Loan	7.100%	10/27/13	Ba2	10,349,471
980	Spanish Broadcasting System Inc., Term Loan B	7.100%	6/10/12	B1	982,450
1,510	Univision Communications, Delayed Draw, Term Loan, (5) (7)	1.000%	9/29/14	Ba3	(1,158)
5,000	Univision Communications, Second Lien Term Loan	7.820%	3/29/09	B3	5,005,208
23,490	Univision Communications, Term Loan	7.605%	9/15/14	Ba3	23,471,916
3,500	UPC Broadband Holding BV, Term Loan J2	7.370%	3/29/13	Ba3	3,507,499
3,500	UPC Broadband Holding BV, Term Loan K2	7.370%	12/31/13	Ba3	3,507,499
15,337	WMG Acquisition Corp., Term Loan	7.359%	2/28/11	Ba2	15,415,209
6,025	Yell Group, Term Loan	7.320%	10/27/12	Ba3	6,079,089

168,401	Total Media				167,647,048

	Metals & Mining – 1.6% (1.0% of Total Investments)

2,775	Amsted Industries Inc., Delayed Draw, Term Loan	7.350%	4/05/11	BB-	2,781,764
3,818	Amsted Industries Incorporated, Term Loan B	7.350%	4/05/13	BB-	3,832,655
2,070	Freeport McMoran Copper and Gold, Term Loan	7.070%	3/19/14	Baa3	2,078,904
1,979	John Maneely Company, Term Loan	8.611%	12/08/11	B+	1,985,622

10,642	Total Metals & Mining				10,678,945

	Multiline Retail – 1.3% (0.8% of Total Investments)

8,608	Neiman Marcus Group Inc., Term Loan	7.346%	4/06/13	Ba3	8,693,671

	Multi-Utilities – 2.0% (1.3% of Total Investments)

9,296	NRG Energy Inc., Term Loan	7.350%	2/01/13	Ba1	9,377,785
3,814	NRG Energy Inc., Credit-Linked Deposit	7.350%	2/01/13	Ba1	3,846,194

13,110	Total Multi-Utilities				13,223,979

	Oil, Gas & Consumable Fuels – 1.1% (0.7% of Total Investments)

2,000	Brand Services Inc., Term Loan B	7.625%	2/07/14	B1	2,011,876
301	Coffeyville Resources LLC, Letter of Credit	8.249%	5/10/10	B+	304,981
1,549	Coffeyville Resources LLC., Term Loan	8.350%	12/28/13	B+	1,570,507
1,165	El Paso Corporation, Letter of Credit	7.320%	7/31/11	Ba1	1,172,339
484	Targa Resources Inc., Synthetic Letter of Credit	7.475%	10/31/12	B+	487,765
1,986	Targa Resources Inc., Term Loan B	7.356%	10/31/12	B+	2,001,868

7,485	Total Oil, Gas & Consumable Fuels				7,549,336

	Paper & Forest Products – 4.0% (2.6% of Total Investments)

3,997	Boise Cascade Corporation, Term Loan D	7.070%	3/29/11	BB	4,015,560
11,850	Georgia-Pacific Corporation, Term Loan B	7.091%	12/20/10	Ba2	11,921,882
4,664	Georgia-Pacific Corporation, Term Loan B-2	7.090%	12/20/12	Ba2	4,693,345
2,086	NewPage Corporation, Term Loan B	7.625%	5/02/11	Ba2	2,106,726
2,892	Ply Gem Industries Inc., Term Loan B3	8.100%	8/15/11	BB-	2,893,739
108	Ply Gem Industries Inc., Canadian Term Loan	8.100%	8/15/11	BB-	108,136
1,000	White Birch Paper Company, Second Lien Term Loan	12.820%	4/08/13	CCC+	1,017,813

26,597	Total Paper & Forest Products				26,757,201

	Pharmaceuticals – 1.0% (0.7% of Total Investments)

1,729	Stiefel Laboratories Inc, Delayed Draw, Term Loan	7.605%	12/28/13	Ba3	1,746,506
2,261	Stiefel Laboratories Inc, Term Loan	7.605%	12/28/13	Ba3	2,283,394
277	Warner Chilcott Corporation, Dovonex Delayed Draw Term Commitment	7.350%	1/18/12	B+	277,883
1,879	Warner Chilcott Corporation, Tranche B	7.355%	1/18/12	B+	1,890,450
516	Warner Chilcott Corporation, Tranche C	7.350%	1/18/12	B+	519,023

6,662	Total Pharmaceuticals				6,717,256

	Real Estate Management & Development – 3.5% (2.3% of Total Investments)

7,303	Capital Automotive LP., Term Loan	7.070%	12/16/10	BB+	7,374,410
16,000	LNR Property Corporation, Term Loan B	8.110%	7/12/11	B+	16,111,424

23,303	Total Real Estate Management & Development				23,485,834

	Road & Rail – 0.7% (0.4% of Total Investments)

667	Hertz Corporation, Synthetic Term Loan	5.365%	12/21/12	BB+	672,057
3,724	Hertz Corporation, Term Loan B	7.082%	12/21/12	Ba1	3,754,112

4,391	Total Road & Rail				4,426,169

	Semiconductors & Equipment – 1.9% (1.3% of Total Investments)

8,829	Advanced Micro Devices, Term Loan B	7.340%	12/31/13	BB-	8,852,748
2,993	Freescale Semiconductor, Term Loan	7.110%	3/30/14	Baa3	3,000,994
1,000	Spansion Inc., Term Loan	8.360%	11/03/12	Ba3	1,006,563

12,822	Total Semiconductors & Equipment				12,860,305

	Software – 2.3% (1.5% of Total Investments)

6,000	Dealer Computer Service, Second Lien Term Loan	10.850%	10/26/13	BB-	6,155,625
8,948	Dealer Computer Service, Term Loan	7.350%	10/26/12	Ba2	8,997,849

14,948	Total Software				15,153,474

	Specialty Retail – 6.2% (4.0% of Total Investments)

983	Burlington Coat Factory Warehouse Corporation, Term Loan	7.610%	5/28/11	B	978,386
5,970	CSK Automotive Corporation, Term Loan	8.353%	6/30/12	Ba3	6,063,319
1,228	J Crew Operating Corporation, Term Loan	7.123%	5/15/13	Ba3	1,233,187
12,666	Michaels Stores Inc., Term Loan	8.125%	10/31/13	B2	12,780,967
5,970	Sally Beauty, Term Loan	7.860%	11/16/13	BB-	6,024,300
11,000	TRU 2005 RE Holding Co. 1, Term Loan	8.320%	12/09/08	B3	11,101,409
3,000	Toys “R” Us, Inc., Term Loan B	9.610%	7/19/12	Ba3	3,075,563

40,817	Total Specialty Retail				41,257,131

	Textiles, Apparel & Luxury Goods – 1.5% (1.0% of Total Investments)

3,704	HanesBrands Inc., Term Loan	7.105%	9/05/13	Ba2	3,729,962
2,000	HanesBrands Inc., Second Lien Term Loan	9.105%	3/05/14	B1	2,051,563
4,118	Visant Holding Corporation, Term Loan C	7.330%	7/29/10	B+	4,143,552

9,822	Total Textiles, Apparel & Luxury Goods				9,925,077

	Trading Companies & Distributors – 1.3% (0.8% of Total Investments)

2,000	Ashtead Group Public Limited Company, Term Loan B	7.125%	8/31/11	BB	2,000,000
393	Brenntag Holdings, Acquisition Facility	7.887%	1/20/14	B1	395,182
1,607	Brenntag Holdings, Term Loan B2	7.887%	1/20/14	B1	1,626,108
1,219	United Rentals Inc., Credit Linked Deposit	5.320%	2/13/11	Ba1	1,225,757
3,130	United Rentals Inc., Delayed Draw, Term Loan B	7.320%	2/14/11	Ba1	3,147,811

8,349	Total Trading Companies & Distributors				8,394,858

$958,129	Total Variable Rate Senior Loan Interests (cost $949,210,311)				956,709,392

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds – 10.5% (6.8% of Total Investments)

	Diversified Telecommunication Services – 0.8% (0.6% of Total Investments)

$5,000	Quest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.605%	6/15/13	N/R	$5,493,750

	Electronic Equipment & Instruments – 2.5% (1.6% of Total Investments)

16,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR, 144A	8.105%	10/15/13	BB+	16,600,000

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	7.355%	10/01/10	BB+	5,175,000

	Food Products – 0.5% (0.3% of Total Investments)

1,528	Dole Foods Company	8.625%	5/01/09	B-	1,558,560
1,780	Dole Foods Company	8.875%	3/15/11	B-	1,811,150

3,308	Total Food Products				3,369,710

	Hotels Restaurants & Leisure – 1.2% (0.8% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	8,216,000

	Household Durables – 0.3% (0.2% of Total Investments)

2,000	K. Hovnanian Enterprises Inc.	10.500%	10/01/07	BB	2,035,000

	Media – 1.6% (1.0% of Total Investments)

10,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, Series B, 144A	9.860%	4/01/09	B+	10,650,000

	Paper & Forest Products – 0.7% (0.5% of Total Investments)

500	Verso Paper Holdings LLC., 144A	9.125%	8/01/14	B	528,750
4,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR, 144A	9.105%	8/01/14	B	4,140,000

4,500	Total Paper & Forest Products				4,668,750

	Real Estate Investment Trust – 0.6% (0.4% of Total Investments)

4,000	Felcor Lodging Trust Inc., Floating Rate Note, 1.875% plus six-month LIBOR, 144A	7.235%	12/01/11	Ba3	4,060,000

	Semiconductors & Equipment – 1.1% (0.7% of Total Investments)

7,000	Avago Technologies Finance Pte Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.855%	6/01/13	B	7,350,000

	Textiles Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR, 144A	8.735%	12/15/14	B2	1,032,500

	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)

1,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.605%	10/15/12	Caa1	1,035,000

$66,708	Total Corporate Bonds (cost $68,229,962)				69,685,710

Shares	Description (1)	Value

	Warrants – 0.1% (0.1% of Total Investments)

$36,521	Reliant Energy Inc.	591,640

	Total Warrants (cost $257,912)	591,640

	Total Investments (cost $1,017,698,185) – 154.4%	1,026,986,742

	Other Assets Less Liabilities – 5.7%	38,102,067

	Preferred Shares, at Liquidation Value – (60.1)%	(400,000,000)

	Net Assets Applicable to Common Shares – 100%	$665,088,809

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at April 30, 2007. At April 30, 2007, the Fund had unfunded Senior Loan commitments of $6,752,734.

(6)	At or subsequent to April 30, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at April 30, 2007.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.
At April 30, 2007, the cost of investments was $1,018,929,654.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$9,608,856
Depreciation	(1,551,768)

Net unrealized appreciation (depreciation) of investments	$8,057,088

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2007

*	Print the name and title of each signing officer under his or her signature.